Goodwill	9 Months Ended
Sep. 30, 2011
Goodwill
2. Goodwill

	September 30,	December 31,
	2011	2010
	(in thousands)

Opening balance	$175,860	$173,568
Current period acquisitions	107,278	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	(190)	(3,752)
Closing balance	$282,948	$175,860

The goodwill balance relates entirely to the clinical research segment.

Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ($24.4 million).  Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. Further consideration of up to €33.0 million ($44.9 million) may become payable if certain performance milestones are achieved in the period to June 30, 2013. At September 30, 2011 the Company has accrued €32.7 million ($44.4 million) in relation to these performance milestones.

The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$695
Goodwill	67,560
Cash and cash equivalents	1,965
Other current assets	3,550
Current liabilities	(2,545)
Purchase price	$71,225

The Company has not finalized the acquisition accounting in respect of the Firecrest acquisition as at the date of this report.

Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited, a leading international health outcomes consultancy business, headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, for an initial cash consideration of £17.8 million ($27.7 million).  Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  Further consideration of up to £6.5 million ($10.2 million) may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  In July 2011 the Company paid £3.3 million ($5.2 million) in respect of the first element of this additional consideration. £3.2 million ($5.0 million) was accrued at September 30, 2011 in respect of the remaining performance milestones.  In addition, the acquisition agreement provided for certain working capital targets to be achieved by Oxford Outcomes Limited on completion.  In May 2011 the Company paid an additional £3.3 million ($5.5 million) on completion of this review.

On January 14, 2011 a put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes Limited during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.0 million).  Further consideration of up to £1.5 million ($2.3 million) relating to this remaining common stock may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  £3.8 million ($6.0 million) was accrued at September 30, 2011 in respect of the additional consideration payable relating to this option and a further £1.5 million ($2.3 million) was accrued relating to the potential additional consideration payable in respect of the performance milestones.  On October 20, 2011 this option was exercised and £3.8 million ($6.0 million) was paid by the Company to the selling shareholders together with a further £0.7 million ($1.1 million) in respect of the first element of amounts due in respect of the performance milestones.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$51,227

The Company has not finalized the acquisition accounting in respect of the Oxford Outcomes acquisition as at the date of this report.

Prior Period Acquisitions - Acquisition of Timaq Medical Imaging

On May 17, 2010 the Company acquired Timaq Medical Imaging (“Timaq”), a European provider of advanced imaging services to the pharmaceutical and biotechnology industry, located in Zurich, Switzerland for an initial cash consideration of CHF 1.3 million ($1.2 million).  Certain performance milestones were built into the acquisition agreement requiring potential additional consideration of up to CHF 2.9 million ($3.1 million) if these milestones are achieved during the years ended December 31, 2010 to December 31, 2013. On December 31, 2010 CHF 0.3 million ($0.3 million) was paid to the former shareholders in respect of certain milestones for the year ended December 31, 2010.  CHF 2.6 million ($2.9 million) has been accrued in relation to the remaining milestones at September 30, 2011.

The acquisition of Timaq has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Goodwill represents the acquisition of an established workforce with experience in the provision of advanced imaging services to pharmaceutical and biotechnology customers in the European market.